Breakdown of Revenues by Types of Contracts (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Revenue Recognition, Multiple-deliverable Arrangements [Line Items]
Net revenues	$ 283,137	[1]	$ 211,550	[1]	$ 148,066	[1]
Time and Material Contracts
Revenue Recognition, Multiple-deliverable Arrangements [Line Items]
Net revenues	187,953		130,937		105,385
Fixed Price Contracts
Revenue Recognition, Multiple-deliverable Arrangements [Line Items]
Net revenues	92,395		76,221		39,496
Other
Revenue Recognition, Multiple-deliverable Arrangements [Line Items]
Net revenues	$ 2,789		$ 4,392		$ 3,185

[1]	Based on the countries in which the customers' headquarters are located. In determining the geographic information, customers under common control, such as subsidiary and its parent entity, are treated as a single customer.